Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
October 31, 2022
T04-NPRT1-1222
1.9584809.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BANKS – 35.8%
Diversified Banks – 20.9%
Bank of America Corp.	2,468,442	$ 88,962,650
Citigroup, Inc.	661,068	30,316,578
JPMorgan Chase & Co.	999,878	125,864,643
US Bancorp	480,697	20,405,588
Wells Fargo & Co.	1,290,162	59,334,550
		324,884,009
Regional Banks – 14.9%
1st Source Corp.	7,562	439,806
Amalgamated Financial Corp.	5,448	125,250
Amerant Bancorp, Inc.	9,065	272,856
Ameris Bancorp	23,084	1,189,057
Arrow Financial Corp.	6,788	236,358
Associated Banc-Corp.	53,361	1,299,340
Atlantic Union Bankshares Corp.	26,917	929,713
Banc of California, Inc.	21,135	352,532
Bancfirst Corp.	6,251	598,971
Bank First Corp.	2,775	239,066
Bank of Hawaii Corp.	14,575	1,106,971
Bank of Marin Bancorp	6,528	235,661
Bank OZK	41,446	1,781,349
BankUnited, Inc.	25,207	906,192
Banner Corp.	8,009	598,673
Bar Harbor Bankshares	5,623	168,746
Berkshire Hills Bancorp, Inc.	14,931	436,732
BOK Financial Corp.	10,594	1,167,353
Brookline Bancorp, Inc.	17,341	238,439
Byline Bancorp, Inc.	8,614	199,156
Cadence Bank	53,613	1,482,399
Camden National Corp.	5,428	236,227
Capital City Bank Group, Inc.	5,103	180,748
Cathay General Bancorp	24,922	1,136,443
Central Pacific Financial Corp.	5,914	121,355
Citizens Financial Group, Inc.	169,906	6,949,155
City Holding Co.	3,499	352,874
Columbia Banking System, Inc.	26,291	879,960
Comerica, Inc.	44,439	3,132,949
Commerce Bancshares, Inc.	37,235	2,637,727
Community Bank System, Inc.	17,089	1,066,866
Community Trust Bancorp, Inc.	6,522	308,425
ConnectOne Bancorp, Inc.	13,021	326,176
CrossFirst Bankshares, Inc. (a)	17,066	237,388
Cullen/Frost Bankers, Inc.	20,727	3,213,721
Customers Bancorp, Inc. (a)	10,986	370,118
CVB Financial Corp.	47,486	1,363,798
Dime Community Bancshares, Inc.	11,883	410,320
Eagle Bancorp, Inc.	8,214	371,930
East West Bancorp, Inc.	48,601	3,478,374
Eastern Bankshares, Inc.	56,525	1,083,584
Enterprise Financial Services Corp.	13,100	700,457
FB Financial Corp.	14,237	597,385

	Shares	Value

Fifth Third Bancorp	233,966	$ 8,350,247
First Bancorp	12,741	567,866
First BanCorp	58,766	927,915
First Busey Corp.	19,951	526,906
First Citizens BancShares, Inc. Class A	4,081	3,355,072
First Commonwealth Financial Corp.	21,144	303,205
First Community Bankshares, Inc.	6,013	223,924
First Financial Bancorp	23,110	602,478
First Financial Bankshares, Inc.	46,605	1,793,826
First Financial Corp.	4,748	230,231
First Foundation, Inc.	19,419	309,927
First Hawaiian, Inc.	44,143	1,129,178
First Horizon Corp.	182,079	4,462,756
First Interstate Bancsystem, Inc. Class A	31,925	1,456,099
First Merchants Corp.	21,432	962,297
First Mid Bancshares, Inc.	7,320	262,129
First Republic Bank	61,139	7,342,794
Flushing Financial Corp.	11,438	225,329
FNB Corp.	128,459	1,856,233
Fulton Financial Corp.	61,590	1,122,786
German American Bancorp, Inc.	10,320	405,473
Glacier Bancorp, Inc.	37,902	2,171,027
Great Southern Bancorp, Inc.	4,173	258,643
Hancock Whitney Corp.	29,966	1,674,200
Hanmi Financial Corp.	3,823	102,380
Harborone Bancorp, Inc.	17,320	263,784
Heartland Financial USA, Inc.	15,673	772,992
Heritage Commerce Corp.	22,641	323,766
Heritage Financial Corp.	7,803	262,883
Hilltop Holdings, Inc.	18,405	532,825
Home BancShares, Inc.	67,372	1,717,312
HomeStreet, Inc.	4,501	116,846
Hope Bancorp, Inc.	32,600	442,382
Horizon Bancorp, Inc.	14,791	220,534
Huntington Bancshares, Inc.	491,344	7,458,602
Independent Bank Corp.	8,257	190,984
Independent Bank Corp./MA	14,994	1,304,628
Independent Bank Group, Inc.	13,440	847,930
International Bancshares Corp.	21,065	1,044,824
KeyCorp	319,508	5,709,608
Lakeland Bancorp, Inc.	23,114	431,076
Lakeland Financial Corp.	8,898	735,420
Live Oak Bancshares, Inc.	11,389	369,801
M&T Bank Corp.	61,053	10,279,494
Mercantile Bank Corp.	5,979	208,966
Metropolitan Bank Holding Corp. (a)	3,571	235,686
Midland States Bancorp, Inc.	7,786	218,319
MidWestOne Financial Group, Inc.	5,477	184,027

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
National Bank Holdings Corp. Class A	11,059	$ 484,605
NBT Bancorp, Inc.	11,425	541,431
Nicolet Bankshares, Inc. (a)	4,526	345,289
Northwest Bancshares, Inc.	31,074	467,974
OceanFirst Financial Corp.	22,927	517,692
OFG Bancorp	13,258	369,633
Old National Bancorp	100,722	1,970,122
Old Second Bancorp, Inc.	13,584	217,344
Origin Bancorp, Inc.	8,100	334,773
Pacific Premier Bancorp, Inc.	29,158	1,061,643
PacWest Bancorp	42,237	1,050,012
Park National Corp.	5,805	856,237
Pathward Financial, Inc.	7,728	324,808
Peapack-Gladstone Financial Corp.	6,399	253,208
Peoples Bancorp, Inc.	10,310	312,084
Pinnacle Financial Partners, Inc.	26,079	2,164,296
Popular, Inc.	26,074	1,843,953
Preferred Bank	2,171	166,885
Premier Financial Corp.	13,483	388,985
Prosperity Bancshares, Inc.	31,924	2,284,801
QCR Holdings, Inc.	6,296	319,270
Regions Financial Corp.	318,394	6,988,748
Renasant Corp.	15,826	638,896
Republic Bancorp, Inc. Class A	3,707	171,819
S&T Bancorp, Inc.	11,681	441,659
Sandy Spring Bancorp, Inc.	16,922	599,716
Seacoast Banking Corp. of Florida	20,936	646,922
ServisFirst Bancshares, Inc.	16,636	1,253,190
Signature Bank	21,479	3,405,066
Silvergate Capital Corp. Class A (a)	10,827	614,541
Simmons First National Corp. Class A	38,618	921,812
Southside Bancshares, Inc.	10,862	371,915
SouthState Corp.	25,917	2,343,674
Stellar Bancorp, Inc.	16,603	545,243
Stock Yards Bancorp, Inc.	10,327	807,468
SVB Financial Group (a)	20,051	4,630,979
Synovus Financial Corp.	50,464	2,010,990
Texas Capital Bancshares, Inc. (a)	17,678	1,060,680
The Bancorp, Inc. (a)	17,783	490,455
The First Bancshares, Inc.	7,785	254,881
The First of Long Island Corp.	8,889	156,269
The PNC Financial Services Group, Inc.	140,716	22,772,070
Tompkins Financial Corp.	5,094	421,987
Towne Bank	27,377	901,798
Trico Bancshares	10,802	625,544
Triumph Bancorp, Inc. (a)	8,131	418,746
Truist Financial Corp.	453,224	20,299,903

		Shares	Value

Trustmark Corp.		21,212	$ 775,723
UMB Financial Corp.		16,137	1,342,921
Umpqua Holdings Corp.		75,224	1,495,453
United Bankshares, Inc.		46,766	1,980,540
United Community Banks, Inc.		36,205	1,393,892
Univest Financial Corp.		10,914	307,120
Valley National Bancorp		147,473	1,750,505
Veritex Holdings, Inc.		16,888	533,323
Washington Federal, Inc.		25,342	980,735
Washington Trust Bancorp, Inc.		6,625	321,312
Webster Financial Corp.		61,167	3,318,921
WesBanco, Inc.		22,206	898,011
Westamerica BanCorp.		7,079	444,066
Western Alliance Bancorp		36,767	2,469,639
Wintrust Financial Corp.		19,751	1,849,089
Zions Bancorp NA		51,609	2,680,571
			230,268,047
TOTAL BANKS	555,152,056
CAPITAL MARKETS – 26.5%
Asset Management & Custody Banks – 8.5%
Affiliated Managers Group, Inc.		13,296	1,650,831
Ameriprise Financial, Inc.		37,427	11,569,434
Ares Management Corp. Class A		49,510	3,754,343
Artisan Partners Asset Management, Inc. Class A		24,039	685,352
Assetmark Financial Holdings, Inc. (a)		8,040	166,508
BlackRock, Inc.		51,562	33,304,411
Blackstone, Inc. Class A		238,522	21,738,895
Blucora, Inc. (a)		14,423	317,739
Blue Owl Capital, Inc.		85,541	857,121
Brightsphere Investment Group, Inc.		12,712	239,240
Cohen & Steers, Inc.		9,308	559,969
Diamond Hill Investment Group, Inc.		1,111	199,924
Federated Hermes, Inc.		29,523	1,025,924
Focus Financial Partners, Inc. Class A (a)		20,905	727,285
Franklin Resources, Inc.		102,246	2,397,669
Hamilton Lane, Inc. Class A		12,286	734,949
Invesco Ltd.		117,482	1,799,824
Janus Henderson Group PLC		49,017	1,116,117
KKR & Co., Inc.		191,762	9,325,386
Northern Trust Corp.		67,374	5,682,997
SEI Investments Co.		39,478	2,143,655
State Street Corp.		125,069	9,255,106
StepStone Group, Inc. Class A		16,709	493,250
T Rowe Price Group, Inc.		77,472	8,224,428
The Bank of New York Mellon Corp.		261,226	11,000,227
The Carlyle Group, Inc.		67,635	1,912,718
TPG, Inc.		11,569	355,747
Victory Capital Holdings, Inc. Class A		6,191	179,044
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Virtus Investment Partners, Inc.		2,699	$462,852
WisdomTree Investments, Inc.		37,147	201,708
			132,082,653
Financial Exchanges & Data – 8.6%
Cboe Global Markets, Inc.		36,112	4,495,944
CME Group, Inc.		122,300	21,194,590
Coinbase Global, Inc. Class A (a)		41,538	2,751,892
Donnelley Financial Solutions, Inc. (a)		9,811	396,659
FactSet Research Systems, Inc.		12,857	5,470,525
Intercontinental Exchange, Inc.		189,929	18,151,514
MarketAxess Holdings, Inc.		12,870	3,140,795
Moody's Corp.		56,434	14,947,674
Morningstar, Inc.		8,876	2,060,830
MSCI, Inc.		27,602	12,941,474
Nasdaq, Inc.		117,457	7,310,524
Open Lending Corp. Class A (a)		39,019	279,766
S&P Global, Inc.		118,074	37,931,272
Tradeweb Markets, Inc. Class A		36,625	2,017,305
			133,090,764
Investment Banking & Brokerage – 9.4%
B Riley Financial, Inc.		5,336	217,068
BGC Partners, Inc. Class A		107,176	424,417
Cowen, Inc. Class A		8,875	342,753
Evercore, Inc. Class A		14,059	1,477,601
Freedom Holding Corp. (a)		6,019	333,814
Goldman Sachs Group, Inc.		116,891	40,270,118
Houlihan Lokey, Inc.		16,885	1,508,168
Interactive Brokers Group, Inc. Class A		31,690	2,539,954
Jefferies Financial Group, Inc.		65,535	2,255,059
LPL Financial Holdings, Inc.		27,218	6,958,282
Moelis & Co. Class A		22,486	954,756
Morgan Stanley		446,436	36,683,646
Perella Weinberg Partners		15,576	122,739
Piper Sandler Cos.		6,210	794,694
PJT Partners, Inc. Class A		8,122	604,277
Raymond James Financial, Inc.		66,125	7,812,007
Stifel Financial Corp.		36,395	2,251,759
StoneX Group, Inc. (a)		5,898	550,401
The Charles Schwab Corp.		494,754	39,417,051
Virtu Financial, Inc. Class A		30,669	686,372
			146,204,936
TOTAL CAPITAL MARKETS	411,378,353
CONSUMER FINANCE – 4.9%
Consumer Finance – 4.9%
Ally Financial, Inc.		109,875	3,028,155
American Express Co.		217,834	32,337,457
Atlanticus Holdings Corp. (a)		1,726	49,294

		Shares	Value

Capital One Financial Corp.		134,051	$ 14,212,087
Credit Acceptance Corp. (a)		2,241	1,043,454
Curo Group Holdings Corp.		8,388	43,366
Discover Financial Services		95,720	9,998,911
Encore Capital Group, Inc. (a)		8,380	426,710
Enova International, Inc. (a)		11,476	430,235
FirstCash Holdings, Inc.		13,695	1,348,273
Green Dot Corp. Class A (a)		16,591	315,727
LendingClub Corp. (a)		34,240	364,314
LendingTree, Inc. (a)		4,004	101,021
Navient Corp.		51,062	773,079
Nelnet, Inc. Class A		5,070	451,686
OneMain Holdings, Inc.		40,688	1,568,929
Oportun Financial Corp. (a)		6,904	37,972
PRA Group, Inc. (a)		13,702	459,017
PROG Holdings, Inc. (a)		18,721	309,271
SLM Corp.		92,386	1,532,684
SoFi Technologies, Inc. (a)		203,214	1,105,484
Synchrony Financial		171,307	6,091,677
Upstart Holdings, Inc. (a)		26,170	606,621
World Acceptance Corp. (a)		1,207	98,032
			76,733,456
Data Processing & Outsourced Services – 0.0%
Bread Financial Holdings, Inc.		3,086	111,436
TOTAL CONSUMER FINANCE	76,844,892
DIVERSIFIED FINANCIAL SERVICES – 9.3%
Multi-Sector Holdings – 8.4%
Berkshire Hathaway, Inc. Class B (a)		437,701	129,161,188
Cannae Holdings, Inc. (a)		27,203	630,022
Compass Diversified Holdings		22,223	472,905
			130,264,115
Other Diversified Financial Services – 0.9%
Apollo Global Management, Inc.		136,792	7,572,805
Equitable Holdings, Inc.		129,567	3,967,342
Jackson Financial, Inc. Class A		17,765	681,465
Voya Financial, Inc.		34,763	2,376,399
			14,598,011
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.		6,208	188,785
TOTAL DIVERSIFIED FINANCIAL SERVICES	145,050,911
INSURANCE – 21.0%
Insurance Brokers – 5.0%
Aon PLC Class A		72,304	20,352,853
Arthur J Gallagher & Co.		71,467	13,370,046
Brown & Brown, Inc.		81,847	4,811,785
BRP Group, Inc. Class A (a)		20,194	572,500
Goosehead Insurance, Inc. Class A (a)		6,776	281,272
Hagerty, Inc. Class A (a)		8,203	74,565

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Insurance Brokers – continued
Hippo Holdings, Inc. (a)	3,784	$ 65,388
Marsh & McLennan Cos., Inc.	170,854	27,591,213
Ryan Specialty Holdings, Inc. (a)	28,025	1,256,921
Selectquote, Inc. (a)	43,712	29,462
Willis Towers Watson PLC	37,953	8,281,724
		76,687,729
Life & Health Insurance – 4.4%
Aflac, Inc.	208,060	13,546,787
American Equity Investment Life Holding Co.	27,160	1,170,053
Brighthouse Financial, Inc. (a)	25,471	1,453,630
CNO Financial Group, Inc.	40,949	903,335
Genworth Financial, Inc. Class A (a)	173,544	810,450
Globe Life, Inc.	31,967	3,692,828
Lincoln National Corp.	55,843	3,008,262
MetLife, Inc.	235,184	17,217,821
National Western Life Group, Inc. Class A	927	183,564
Oscar Health, Inc. Class A (a)	14,558	54,301
Primerica, Inc.	13,198	1,909,751
Principal Financial Group, Inc.	86,039	7,582,617
Prudential Financial, Inc.	127,655	13,428,029
Trupanion, Inc. (a)	11,761	593,578
Unum Group	68,559	3,125,605
		68,680,611
Multi-line Insurance – 1.9%
American Financial Group, Inc.	24,871	3,609,031
American International Group, Inc.	269,677	15,371,589
Assurant, Inc.	18,360	2,494,389
Horace Mann Educators Corp.	10,908	430,430
The Hartford Financial Services Group, Inc.	112,069	8,114,916
		30,020,355
Property & Casualty Insurance – 9.0%
Ambac Financial Group, Inc. (a)	15,384	216,145
AMERISAFE, Inc.	6,808	397,655
Arch Capital Group Ltd. (a)	128,427	7,384,552
Argo Group International Holdings Ltd.	12,032	299,236
Assured Guaranty Ltd.	20,971	1,241,273
Axis Capital Holdings Ltd.	27,540	1,505,612
Chubb Ltd.	145,168	31,195,152
Cincinnati Financial Corp.	52,042	5,376,979
Donegal Group, Inc. Class A	6,140	89,890
Employers Holdings, Inc.	6,139	267,722
Erie Indemnity Co. Class A	8,654	2,224,165
Fidelity National Financial, Inc.	91,078	3,586,652
First American Financial Corp.	37,001	1,864,850
HCI Group, Inc.	3,127	114,573
James River Group Holdings Ltd.	13,097	330,961

		Shares	Value

Kemper Corp.		22,054	$ 1,051,314
Kinsale Capital Group, Inc.		7,415	2,336,986
Lemonade, Inc. (a)		15,365	371,833
Loews Corp.		72,331	4,124,314
Markel Corp. (a)		4,633	5,587,861
MBIA, Inc. (a)		15,669	168,598
Mercury General Corp.		9,882	286,578
Old Republic International Corp.		101,627	2,358,763
Palomar Holdings, Inc. (a)		8,661	770,483
ProAssurance Corp.		13,572	301,434
RLI Corp.		14,019	1,823,451
Root, Inc. Class A (a)		1,652	14,092
Safety Insurance Group, Inc.		3,885	337,801
Selective Insurance Group, Inc.		20,715	2,031,727
Stewart Information Services Corp.		7,616	296,719
The Allstate Corp.		93,693	11,828,741
The Hanover Insurance Group, Inc.		12,284	1,799,483
The Progressive Corp.		199,009	25,552,756
The Travelers Cos., Inc.		81,805	15,089,750
United Fire Group, Inc.		7,239	196,177
Universal Insurance Holdings, Inc.		9,705	97,438
White Mountains Insurance Group Ltd.		871	1,233,467
WR Berkley Corp.		72,443	5,388,310
			139,143,493
Reinsurance – 0.7%
Enstar Group Ltd. (a)		3,922	786,439
Everest Re Group Ltd.		13,386	4,319,127
Reinsurance Group of America, Inc.		22,890	3,368,721
RenaissanceRe Holdings Ltd.		15,017	2,322,830
SiriusPoint Ltd. (a)		30,425	195,329
			10,992,446
TOTAL INSURANCE	325,524,634
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.1%
Mortgage REITs – 1.1%
AGNC Investment Corp.		178,449	1,466,851
Annaly Capital Management, Inc.		146,204	2,712,084
Apollo Commercial Real Estate Finance, Inc.		46,469	523,241
Arbor Realty Trust, Inc.		50,586	696,569
Ares Commercial Real Estate Corp.		18,834	232,412
ARMOUR Residential REIT, Inc.		35,742	190,147
Blackstone Mortgage Trust, Inc. Class A		54,784	1,367,409
BrightSpire Capital, Inc.		35,815	275,059
Broadmark Realty Capital, Inc.		47,186	274,622
Chimera Investment Corp.		82,640	557,820
Dynex Capital, Inc.		13,613	162,539
Ellington Financial, Inc.		20,865	279,174
Franklin BSP Realty Trust, Inc.		26,711	376,358
Granite Point Mortgage Trust, Inc.		18,345	144,192
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		29,794	$ 809,801
Invesco Mortgage Capital, Inc.		11,360	133,026
KKR Real Estate Finance Trust, Inc.		18,004	313,630
Ladder Capital Corp.		40,037	427,195
MFA Financial, Inc.		32,873	327,415
New York Mortgage Trust, Inc.		126,548	340,414
PennyMac Mortgage Investment Trust		32,077	444,908
Ready Capital Corp.		25,111	304,345
Redwood Trust, Inc.		42,175	300,708
Rithm Capital Corp.		158,379	1,335,135
Starwood Property Trust, Inc.		103,770	2,143,888
TPG RE Finance Trust, Inc.		22,115	187,314
Two Harbors Investment Corp.		117,274	417,495
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	16,743,751
THRIFTS & MORTGAGE FINANCE – 1.0%
Thrifts & Mortgage Finance – 1.0%
Axos Financial, Inc. (a)		18,628	725,747
Capitol Federal Financial, Inc.		47,858	391,478
Columbia Financial, Inc. (a)		14,110	289,819
Enact Holdings, Inc.		11,582	296,962
Essent Group Ltd.		37,551	1,486,269
Federal Agricultural Mortgage Corp. Class C		3,228	371,866
Flagstar Bancorp, Inc.		18,547	717,769
Hingham Institution For Savings The		532	131,537
Kearny Financial Corp.		25,355	257,100
Luther Burbank Corp.		6,512	82,247
Merchants Bancorp		6,455	154,597
MGIC Investment Corp.		105,325	1,437,686
Mr. Cooper Group, Inc. (a)		23,820	940,652
New York Community Bancorp, Inc.		160,679	1,495,922
NMI Holdings, Inc. Class A (a)		28,707	629,545

		Shares	Value

Northfield Bancorp, Inc.		15,621	$ 250,561
PennyMac Financial Services, Inc.		15,835	844,322
Provident Financial Services, Inc.		26,894	602,963
Radian Group, Inc.		59,778	1,247,567
Rocket Cos., Inc. Class A		40,885	282,107
TFS Financial Corp.		20,103	282,447
TrustCo Bank Corp.		4,098	152,937
UWM Holdings Corp.		29,898	98,065
Walker & Dunlop, Inc.		10,819	973,277
Waterstone Financial, Inc.		8,588	145,824
WSFS Financial Corp.		20,473	953,223
TOTAL THRIFTS & MORTGAGE FINANCE	15,242,489
TOTAL COMMON STOCKS (Cost $1,505,429,473)			1,545,937,086
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $3,799,001)		3,799,000	3,799,001
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,509,228,474)	1,549,736,087
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%	2,329,496
NET ASSETS – 100.0%	$1,552,065,583

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $340,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	December 2022	$ 648,550	$ 33,094	$ 33,094
CME E-mini S&P Financial Select Sector Index Contracts (United States)	45	December 2022	4,714,313	280,109	280,109
Total Equity Index Contracts					$ 313,203
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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